Related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
16.1.    Breakdown
The transaction with related parties in the Ambipar Emergency Response was carried out under the following conditions:

	December 31, 2023	December 31, 2022
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	4,500	4,500
Ambipar Bank Intermediação de Negócios, Pagamentos e Participações S.A.	1	196
Ambipar R&D Pesquisa e Desenvolvimento Ltda	43	43
Ambipar Logistics Ltda	1,815	1,815
Environmental ESG Participações S.A.	12,595	9,095
Ambipar Eco Products S.A.	2,229	2,229
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,094	6,078
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,154	1,154
Ambipar Environment Waste Logistics Ltda	717	943
Ambipar Environment Reverse Manufacturing S.A.	34	34
Ambipar ESG Brasil S.A.	30	—
Ambipar Insurance - Corretora de Seguros LTDA	—	42
Ambipar Coprocessing Ltda	2	2
Disal Chile Sanitarios Portables Ltda	96	—
Disal Chile Servicios Integrales Ltda	—	49
Gestión de Servicios Ambientales S.A.C.	12	—
	29,322	26,180
Liabilities:
Dividends payable:
Controlling shareholder	38,355	69,509
Non-controlling shareholders	19,009	7,400
	57,364	76,909
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	564,571	703,165
Ambipar Eco Products S.A.	2,209	2,212
Ambipar Environment Waste Logistics Ltda	1,296	1,088
Ambipar Environmental Solutions - Soluções Ambientais Ltda	3,203	1,332
Environmental ESG Participações S.A.	9,747	9,731
Disal Chile Sanitarios Portables Ltda	153	199
Disal Chile Servicios Integrales Ltda	204	—
Gestión de Servicios Ambientales S.A.C.	255	165
Recitotal Com. Serv Ltda	8	—
Ambipar R&D Pesquisa e Densenvolvimento Ltda	99	58
Ambipar Logístics Ltda	2,145	2,014
Ambipar Green Tech Ltda	93	19
Ambipar Compliance Solutions S.A.	3	3
Ambipar Environmental Centroeste S.A.	143	4
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	5,578
Ambipar Environment Reverse Manufacturing S.A.	1	1
Brasil Coleta Gerenciamento de Resíduos Ltda	700	700
Ambipar Environmental Mining Ltda.	89	—
Ambipar Environmental Nordeste Ltda	8	—
Ambipar Bank Intermediação de negócios, pag e Part S.A.	30,337	43,523
	620,842	769,792

Remuneration of key personnel	77,267	35,263
The remuneration of key personnel is recorded in profit or loss under employee benefits.
Loans
They comprise checking account transactions carried out exclusively between wholly owned subsidiaries of the Group Response’s parent company, Ambipar Participações e Empreendimentos S.A., i.e., subsidiaries over which the parent company has full control. These transactions, whose contracts are for an indefinite period and without remuneration, are carried out and are characterized by the concept of cash centralization, i.e., single cash, aiming at better management of financial resources for the Ambipar Group.

	December 31, 2023	December 31, 2022
Statement of income (business transactions)
Revenues
Disal Chile Sanitarios Portables Ltda.	125	24
	125	24
Costs
Disal Chile Sanitarios Portables Ltda.	(603)	—
	(603)	—
Net Income (loss)	(478)	24

Commercial transactions
Related parties linked to the Chilean non-controlling shareholder, which has strictly business transactions, i.e., entered into for the purpose of providing environmental services, leases, as well as providing emergency response services. For the execution of such transactions, the commercial conditions of the local market are followed.
Shared costs between companies
Part of the amount payable to the parent company Ambipar Participações comes from the sharing of costs of the shared office (Shared Solutions Center – SSC) that is distributed among companies in Brazil according to the revenue of each company in relation to the Ambipar Group.
16.2.    Remuneration of key personnel
The remuneration of all directors of the Company that corresponds to short-term benefits was R$77,267 in December 2023 (R$35,263 on December 31, 2022).
Benefits, such as vehicle use, reimbursement, travel, and others, are granted to officers, in December 2023, these benefits totaled R$2,025 (R$833 on December 31, 2022).
In 2023, no long-term benefits, termination of employment contracts or share-based remuneration were paid.